June 02, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A

(File No. 811-21988)

Prudential Retirement Security Annuity III

(File No. 333-170345)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), information concerning the filing with the Commission of the semi-annual report of the underlying mutual fund within this group variable annuity.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual report with respect to the fund specified below:

1.	Filer/Entity:	Prudential Investment Portfolios, Inc.
	Registration No.:	811-07343
	CIK No.:	0000949512
	Accession No.:	0001193125-14-211649
	Date of Filing:	05/23/2014

	Share Class:	Z

Prudential Asset Allocation Fund

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel